Taxation	12 Months Ended
Oct. 31, 2020
Taxation [Abstract]
Taxation
7 Taxation

A Taxation in the Consolidated statement of comprehensive income

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Current tax
Current year	175.4	163.9	245.8
Adjustments to tax in respect of previous periods	7.8	(35.3)	(14.7)
	183.2	128.6	231.1
Deferred tax
Origination and reversal of temporary differences	(195.3)	(139.7)	26.4
Adjustments to tax in respect of previous periods	10.7	24.5	1.2
Previously unrecognized temporary differences	-	(29.4)	-
Impact of changes in tax rates	35.6	-	(931.8)
	(149.0)	(144.6)	(904.2)

Total tax charge/(credit)	34.2	(16.0)	(673.1)

For the 12 months ended October 31, 2020, a deferred tax charge of $1.5 million (2019: $7.6 million debit; 18 months ended October 31, 2018: $23.7 million debit) and $0.1 million current tax credit (2019: $13.1 million credit; 18 months ended October 31, 2018: $4.1 million credit) have been recognized in equity in relation to share options.

A deferred tax credit of $1.8 million has been booked on initial adoption of IFRS 16 “Leases” in retained earnings. A current tax credit of $7.8 million (2019: $23.3 million credit; 18 months ended October 31, 2018: $16.4 million debit) has been recognized in the hedging reserve (note 27). There is also a deferred tax credit of $11.1 million in relation to the currency translation differences. In addition, a deferred tax charge of $5.0 million (2019: $13.0 million credit; 18 months ended October 31, 2018: $4.3 million credit) has been recognized in the Consolidated statement of comprehensive income in relation to defined benefit pension schemes and a deferred tax charge of $8.7 million (2019: $14.0 million; 18 months ended October 31, 2018: $nil) in relation to foreign exchange movements on intangibles.

The tax charge for the 12 months ended October 31, 2020 is higher than the standard rate of corporation tax in the UK of 19.00% (12 months ended October 31, 2019: 19.00%; 18 months ended October 31, 2018: 19.00%). The differences are explained below:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
(Loss)/profit before taxation	(2,940.4)	(34.1)	34.1

Tax at UK corporation tax rate 19.00% (2019: 19.00% , 2018: 19.00%)	(558.7)	(6.5)	6.5
Effects of:
Tax rates other than the UK standard rate	(78.0)	(4.4)	17.8
Intra-Group financing	(21.0)	(42.8)	(52.5)
Innovation tax credit benefits	(31.8)	(13.5)	(21.4)
Interest restrictions	-	-	31.8
US foreign inclusion income	20.4	43.7	39.0
Share options	4.1	7.1	10.2
US transition tax	-	-	238.3
Movement in deferred tax not recognized	11.1	14.4	7.3
Previously unrecognized temporary differences	-	(29.4)	-
Impact of rate changes	35.6	-	(931.9)
Goodwill impairment	592.8	-	-
Expenses not deductible and other permanent differences	41.2	26.2	(4.7)
	15.7	(5.2)	(659.6)
Adjustments to tax in respect of previous periods:
Current tax	7.8	(35.3)	(14.7)
Deferred tax	10.7	24.5	1.2
	18.5	(10.8)	(13.5)

Total taxation	34.2	(16.0)	(673.1)

A change to the main UK corporation tax rate, announced in the Budget on March 11, 2020, was substantively enacted for IFRS purposes on March 17, 2020. Hence, the rate applicable from April 1, 2020 now remains at 19% rather than the previously enacted reduction to 17%. The Group has remeasured its UK deferred tax assets and liabilities at the end of the reporting period at the rate of 19%. The impact of this and other changes in rate across the Group has resulted in the recognition of a deferred tax credit of $35.6 million in the income statement.

The Group continues to benefit from the UK’s Patent Box regime, US R&D tax credits and other innovation-based tax credits offered by certain jurisdictions, the benefit for the 12 months ended October 31, 2020 being $31.8 million (2019: $13.5 million; 18 months ended October 31, 2018: $21.4 million). The Group realized benefits in relation to intra-Group financing of $21.0 million for the 12 months ended October 31, 2020 (2019: $42.8.million; the 18 months ended October 31, 2018: $52.5 million). The benefits mostly relate to arrangements put in place to facilitate the acquisition of the HPE Software business.

US foreign inclusion income of $20.4 million arising in the 12 months ended October 31, 2020 (2019: $43.7 million; 18 months ended October 31, 2018: $39.0 million) is largely driven by new US tax legislation introduced as part of US tax reforms in 2018.

The Group recognized a net overall charge in respect of share options due to deferred tax credits arising on options held at the balance sheet date being lower than the current tax charge because of the terms of the options.

The expenses not deductible and other permanent differences charge of $41.2 million (2019: $26.2 million charge; 18 months ended October 31, 2018: $4.8 million credit) included $4.6 million in relation to uncertain tax positions and $6.5 million related to irrecoverable withholding tax.

The Group realized a net charge in relation to the true-up of prior period, current and deferred tax estimates of $18.5 million for the 12 months ended October 31, 2020 (2019: $10.8 million credit; 18 months ended October 31, 2018: $13.5 million).

The Group’s tax charge is subject to various factors, many of which are outside the control of the Group, including changes in local tax legislation, and specifically changes President Biden will seek to introduce and global tax reform as governments respond to COVID-19, the OECD’s Base Erosion and Profit Shifting project and the consequences of Brexit.

In April 2019, the European Commission published its final decision on its state aid investigation into the UK’s ‘Financing Company Partial Exemption’ legislation and concluded that part of the legislation is in breach of EU State Aid rules. Similar to other UK based international groups that have acted in accordance with the UK legislation in force at the time, the Group may be affected by the finding and is monitoring developments. The UK government and UK-based international companies, including the Group, have appealed to the General Court of the European Union against the decision. The UK government is required to start collection proceedings and on February 5, 2021, State Aid charging notices (excluding interest) were received from HM Revenue and Customs totaling $45.2 million. In addition, there has been a challenge from the UK Tax Authorities into the historic financing arrangements of the Group. Based on its current assessment and supported by external professional advice, the Group consider that the maximum liability of both of these items to be $60 million. Based on its current assessment and also supported by external professional advice, the Group believes that no provision is required in respect of these issues. No additional liability should accrue in future periods in respect of these matters, following (i) an amendment of the UK legislation affected by the EU Commission finding on January 1, 2019, to be compliant with EU law, and (ii) the unwind of the financing company arrangements in question.

B	Current tax receivables

	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	45.3	40.1

The current tax receivable at October 31, 2020 is $45.3 million (2019: $40.1 million).

C	Current tax liabilities

	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	150.1	104.0

The current tax creditor at October 31, 2020 is $150.1 million (2019: $104.0 million). The current tax creditor includes liabilities in respect of uncertain tax positions, net of overpayments.

Within current tax liabilities is $84.8 million (2019: $78.3 million) in respect of the Group income tax reserve, the majority of which relates to the risk of challenge from the local tax authorities. Aside from the impact of any change in judgement as the State Aid and UK tax authority challenges progress, which is discussed above, the Group does not anticipate that there will be any material change to these provisions in the next 12 months. Due to the uncertainty associated with such tax items, it is possible that at a future date, on conclusion of open tax matters, the final outcome may vary significantly.

D	Non-current tax liabilities

	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	102.7	119.7

The non-current tax creditor is $102.7 million (2019: $119.7 million). The non-current creditor reflects the US transition tax payable more than 12 months after the balance sheet date.

E	Deferred tax

		12 months ended October 31, 2020	12 months ended October 31, 2019
Net Deferred tax liability	Note	$m	$m
At November 1		(987.1)	(1,170.5)

Credited to consolidated statement of comprehensive income:		147.9	188.7
- Continuing operations	7A	149.0	156.4
- Discontinued operation		(1.1)	32.3

Debited directly to equity in relation to share options		(1.5)	(7.6)

(Debited)/credited to other comprehensive income:		(2.5)	27.0

Impact of adoption of IFRS 9		-	4.4
Impact of adoption of IFRS 15		-	(17.3)
Impact of adoption of IFRS 16		1.8	-
Foreign exchange adjustment		0.3	(11.8)
At October 31		(841.1)	(987.1)

Deferred tax assets and liabilities below are presented net where there is a legally enforceable right to offset and the intention to settle on a net basis.

Deferred tax assets

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible fixed assets	Other temporary differences	Research and Development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	100.5	5.0	108.6	6.8	-	88.6	-	309.5
Transferred from deferred tax liabilities	-	-	-	-	-	-	13.6	13.6
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	33.0	(2.7)	(18.1)	9.5	0.2	(24.4)	72.9	70.4
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	(1.1)	-	(1.1)
Credited directly to equity	-	(1.5)	-	-	-	-	-	(1.5)
Debited to other comprehensive income	-	-	-	-	-	6.2	-	6.2
Foreign exchange adjustment	-	-	-	-	(0.2)	0.4	-	0.2
Subtotal	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Jurisdictional offsetting								(397.3)
At October 31, 2020								-

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	73.9	(5.1)	(12.0)	(41.9)	(22.9)	(3.0)	12.7	1.7
Credited/(charged) to consolidated statement of comprehensive income – discontinued operation	-	-	0.7	-	-	-	(12.3)	(11.6)
Credited directly to equity	-	(7.6)	-	-	-	-	-	(7.6)
Debited to other comprehensive income	-	-	-	-	-	-	13.0	13.0
Foreign exchange adjustment	-	0.3	-	-	-	-	-	0.3
Impact of adoption of IFRS 9	-	-	-	-	-	-	4.4	4.4
Subtotal	100.5	5.0	108.6	-	6.8	-	88.6	309.5
Jurisdictional offsetting								(309.5)
At October 31, 2019								-

A deferred tax charge to equity of $1.5 million (2019: $7.6 million) arises during the period in relation to share-based payments. The change is primarily due to the decrease in the Group’s share price during the 12 months ended October 31, 2020.

The deferred tax asset relating to other temporary differences of $69.7 million as at October 31, 2020 (2019: $88.6 million) has decreased during the year primarily due to the reversal of various short-term temporary timing differences. Deferred tax assets are recognized in respect of tax losses carried forward to the extent that the realization of the related tax benefit through the utilization of future taxable profits is probable.

Deferred tax assets
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2021	2022	2023	2024	2025	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2020
Type of temporary difference:
Losses	5.0	11.9	23.7	43.4	13.3	2,226.7	50.7	2,374.7
Credits	3.5	3.1	1.8	1.4	0.7	5.5	45.4	61.4
Other	-	-	-	-	-	88.4	23.9	112.3
Total	8.5	15.0	25.5	44.8	14.0	2,320.6	120.0	2,548.4

	Expiration:
	2020	2021	2022	2023	2024	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2019
Type of temporary difference:
Losses	56.3	99.2	40.1	33.6	41.8	2,191.6	50.7	2,513.3
Credits	3.5	3.6	2.1	1.3	0.7	1.7	28.9	41.8
Other	-	-	-	-	-	-	23.9	23.9
Total	59.8	102.8	42.2	34.9	42.5	2,193.3	103.5	2,579.0

Deferred tax liabilities

	Intangible fixed assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2019	(1,257.1)	13.6	(53.1)	(1,296.6)
Transferred to deferred tax assets	-	(13.6)	-	(13.6)
Charged to Consolidated statement of comprehensive income – continuing operations	85.4	-	(6.8)	78.6
Credited to other comprehensive income – continuing operations	(8.7)	-	-	(8.7)
Credited to equity - impact of adoption of IFRS 16	-	-	1.8	1.8
Foreign exchange adjustment	(0.1)	-	0.2	0.1
Subtotal	(1,180.5)	-	(57.9)	(1,238.4)
Jurisdictional offsetting				397.3
At October 31, 2020				(841.1)

	Intangible fixed assets	Other Temporary differences	Total
	$m	$m	$m
At November 1, 2018	(1,448.5)	(31.3)	(1,479.8)
Charged to Consolidated statement of comprehensive income – continuing operations	155.5	(0.8)	154.7
Charged to Consolidated statement of comprehensive income – discontinued operation	34.0	9.9	43.9
Credited to other comprehensive income – continuing operations	14.0	-	14.0
Impact of adoption of IFRS 15	-	(17.3)	(17.3)
Foreign exchange adjustment	(12.1)	-	(12.1)
Subtotal	(1,257.1)	(39.5)	(1,296.6)
Jurisdictional offsetting			309.5
At October 31, 2019			(987.1)

No deferred tax liability is recognized in respect of temporary differences associated with investments in subsidiaries and branches because the Group is in a position to control the timing of the reversal of the temporary differences and none are expected to reverse in the foreseeable future.